THE SELECT SECTOR SPDR® TRUST

(the “Trust”)

The Communication Services Select Sector SPDR® Fund (XLC)

The Consumer Discretionary Select Sector SPDR® Fund (XLY)

The Consumer Staples Select Sector SPDR® Fund (XLP)

The Energy Select Sector SPDR® Fund (XLE)

The Financial Select Sector SPDR® Fund (XLF)

The Health Care Select Sector SPDR® Fund (XLV)

The Industrial Select Sector SPDR® Fund (XLI)

The Materials Select Sector SPDR® Fund (XLB)

The Real Estate Select Sector SPDR® Fund (XLRE)

The Technology Select Sector SPDR® Fund (XLK)

The Utilities Select Sector SPDR® Fund (XLU)

(each a “Fund”, and collectively, the “Funds”)

Supplement dated November 14, 2025 to the Statement of Additional Information (“SAI”) dated January 31, 2025,

as may be supplemented from time to time.

Effective December 1, 2025 (the “Effective Date”), each Fund’s name will change. Additionally, as of the Effective Date, State Street Global Advisors Funds Distributors, LLC will replace ALPS Portfolio Solutions Distributor, Inc. as the Funds’ distributor. Accordingly, as of the Effective Date:

1)	All references to the Funds’ names in the SAI will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date
The Communication Services Select Sector SPDR Fund	State Street® Communication Services Select Sector SPDR® ETF
The Consumer Discretionary Select Sector SPDR Fund	State Street® Consumer Discretionary Select Sector SPDR® ETF
The Consumer Staples Select Sector SPDR Fund	State Street® Consumer Staples Select Sector SPDR® ETF
The Energy Select Sector SPDR Fund	State Street® Energy Select Sector SPDR® ETF
The Financial Select Sector SPDR Fund	State Street® Financial Select Sector SPDR® ETF
The Health Care Select Sector SPDR Fund	State Street® Health Care Select Sector SPDR® ETF
The Industrial Select Sector SPDR Fund	State Street® Industrial Select Sector SPDR® ETF
The Materials Select Sector SPDR Fund	State Street® Materials Select Sector SPDR® ETF
The Real Estate Select Sector SPDR Fund	State Street® Real Estate Select Sector SPDR® ETF
The Technology Select Sector SPDR Fund	State Street® Technology Select Sector SPDR® ETF
The Utilities Select Sector SPDR Fund	State Street® Utilities Select Sector SPDR® ETF

2)	The references to the Funds’ distributor and related information in the SAI will be updated as follows:

	Current Information	New Information
Fund Distributor	ALPS Portfolio Solutions Distributor, Inc.	State Street Global Advisors Funds Distributors, LLC

Fund Distributor Business Address	1290 Broadway, Suite 1000 Denver, CO 80203	One Congress Street Boston, Massachusetts 02114

Investor Information Telephone Number	1-866-732-8673	1-866-732-8673

Public Website Address	www.sectorspdr.com	www.statestreet.com/SectorETFs

3)	The following replaces the first two paragraphs under the section entitled “THE DISTRIBUTOR”:

State Street Global Advisors Funds Distributors, LLC (the “Distributor”) serves as the principal underwriter and Distributor of Shares. Its principal address is One Congress Street Boston, Massachusetts 02114. Investor information can be obtained by calling 1-866-732-8673. The Distributor has entered into a distribution agreement (“Distribution Agreement”) with the Trust pursuant to which it distributes Shares of each Select Sector SPDR Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under “PURCHASE AND REDEMPTION OF CREATION UNITS.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. An affiliate of the Distributor may assist Authorized Participants (as defined below) in assembling shares to purchase Creation Units or upon redemption, for which it may receive commissions or other fees from such Authorized Participants. An affiliate of the Distributor also receives compensation from State Street for providing on-line creation and redemption functionality to Authorized Participants through its Fund Connect application.

The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange-traded products, including the SPDR funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems.

In addition, as of December 1, 2025, the Adviser and/or Distributor had arrangements whereby they may make payments, other than for the educational programs and marketing activities described above, to Pershing LLC (“Pershing”), RBC Capital Markets, LLC (“RBC”), LPL Financial, LLC (“LPL”), and Morgan Stanley Wealth Management, LLC. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from Fund assets. Pursuant to these arrangements, Pershing, RBC and LPL have agreed to offer certain SPDR funds to their customers and not to charge certain of their customers any commissions when those customers purchase or sell shares of certain SPDR funds. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker dealer or intermediary and its clients.

In addition, the Adviser or Distributor, or an affiliate of the Adviser or Distributor, as well as an index provider that is not affiliated with the Adviser or Distributor, may reimburse expenses or make payments from their own assets to other persons in consideration of services, provision of data, or other activities that they believe may benefit the SPDR business or facilitate investment in SPDR funds.

4)	The following replaces the first paragraph under the section entitled “REDEMPTION”:

Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Select Sector SPDR Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS.

5)	The following replaces the first two paragraphs under the section entitled “PROCEDURES FOR REDEMPTION OF CREATION UNITS”:

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement and/or applicable order form. A redemption request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Participant Agreement and in accordance with the applicable order form. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed a Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

111425SUPP2